Fair value of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 175,336	$ 16,594	$ 69,362
Due from settlement of capital provision assets	86,311	30,708
Total assets	3,162,112	2,612,044
Debt issued, at fair value*	1,071,626	646,083
Financial liabilities for third party interests in capital provision assets	398,595	400,660
Total liabilities	1,470,221	1,046,743
Net total	1,691,891	1,565,301
Complex strategies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	12,855	85,166
Litigation finance (BOF-C)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	306,478	168,427
Asset-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	56,285
Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	84,003	5,137
Mutual Fund [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	19,548	11,457
US Treasuries & Commercial Paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	15,500
Derivative financial instrument | Single
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	617,088	594,502
Derivative financial instrument | Portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	1,618,963	1,581,794
Derivative financial instrument | Portfolio with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	200,484
Derivative financial instrument | Legal Risk Management
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	2,550	2,213
Non-derivative/Financial asset | Joint ventures and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	139,964	130,557
Non-derivative/Financial asset | Other securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	2,083	2,083
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	26,136	11,457
Debt issued, at fair value*	648,754	646,083
Total liabilities	648,754	646,083
Net total	(622,618)	(634,626)
Level 1 | Mutual Fund [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	10,636	11,457
Level 1 | US Treasuries & Commercial Paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	15,500
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	149,200	5,137
Debt issued, at fair value*	422,872
Total liabilities	422,872
Net total	(273,672)	5,137
Level 2 | Asset-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	56,285
Level 2 | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	84,003	5,137
Level 2 | Mutual Fund [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	8,912
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from settlement of capital provision assets	86,311	30,708
Total assets	2,986,776	2,595,450
Financial liabilities for third party interests in capital provision assets	398,595	400,660
Total liabilities	398,595	400,660
Net total	2,588,181	2,194,790
Level 3 | Complex strategies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	12,855	85,166
Level 3 | Litigation finance (BOF-C)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	306,478	168,427
Level 3 | Derivative financial instrument | Single
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	617,088	594,502
Level 3 | Derivative financial instrument | Portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	1,618,963	1,581,794
Level 3 | Derivative financial instrument | Portfolio with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	200,484
Level 3 | Derivative financial instrument | Legal Risk Management
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	2,550	2,213
Level 3 | Non-derivative/Financial asset | Joint ventures and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	139,964	130,557
Level 3 | Non-derivative/Financial asset | Other securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 2,083	$ 2,083